Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Line of credit maximum borrowing capacity	€ 130,670,000	€ 120,220,000
Line of credit cumulative amount drawn	94,442,000	81,920,000
Interest expenses on bank borrowings	13,791,000	3,711,000
Interest payable on bank borrowing current	204,000	128,000
Loans financial covenants not obtained	9,783
Non recourse factoring amount disposed	1,630,000
Non recourse factoring limit amount	12,000,000
Loan from government entity	€ 2,656,000	€ 1,920,000